Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 389,531	$ 620,527
Term deposit	10,000	10,000
Accounts receivable	461,147	770,373
Prepaid expenses and deposits	56,300	30,231
Total Current assets	916,978	1,431,131
Equipment	1,503,699	1,107,991
Intangible assets	32,459	29,861
Total Assets	2,453,136	2,568,983
Current Liabilities
Accounts payable and accrued liabilities	606,498	312,893
Deferred revenue		252,000
Loans payable	40,000	40,000
Total Current Liabilities	646,498	604,893
SHAREHOLDERS’ EQUITY
Share capital	27,186,114	27,064,727
Reserves	6,415,668	5,933,708
Deficit	(31,795,144)	(31,034,345)
Total Stockholders’ Equity	1,806,638	1,964,090
Total Liabilities and Shareholders’ Equity	$ 2,453,136	$ 2,568,983